Business Combinations - Summary computation of consideration transferred (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 07, 2018	Dec. 31, 2020
Business Acquisition [Line Items]
Cash for outstanding Genius Sports equity shares		$ 264,471
Cash paid to retire Genius Sports' debt		33,343
Transaction costs paid on behalf of Genius Sports		5,422
Total consideration transferred	$ 303,236	$ 303,236